Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
General and administrative	$ 47,163	$ 50,560	$ 80,269
Total operating expenses	325,994	228,722	383,553
Operating profit	90,481	130,853	161,322
Income before income tax expense	122,606	168,653	244,682
Net income	108,834	144,947	212,784
Other comprehensive income/(loss)	68,028	(66,321)	(74,922)
Comprehensive income attributable to Changyou.com Limited	176,862	78,622	137,881
Changyou.com Limited [Member]
Operating expenses:
General and administrative	18,900	11,937	21,784
Total operating expenses	18,900	11,937	21,784
Operating profit	(18,900)	(11,937)	(21,784)
Share of profit of subsidiaries and variable interest entities	127,712	149,183	241,741
Interest income /(expense), net	22	(2,299)	(7,173)
Other non-operating income	0	10,000	0
Income before income tax expense	108,834	144,947	212,784
Net income	108,834	144,947	212,784
Other comprehensive income/(loss)	68,028	(66,325)	(74,903)
Comprehensive income attributable to Changyou.com Limited	$ 176,862	$ 78,622	$ 137,881